Accrued liabilities and provisions (Details 1) - Legal proceedings contingent liability [member] - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Ministry of Finance and Public Credit [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent liabilities	$ 64,104	$ 59,528
Acciona Infraestructura S.A. y Mantenimiento y Montajes S.A. [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent liabilities	0	44,986
Schrader Camargo [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent liabilities	$ 17,003	$ 17,003